Parent Only Financial Information (Tables)	12 Months Ended
Sep. 30, 2012
Parent Only Financial Information [Abstract]
Condensed Statements of Financial Condition

	September 30,
	2012	2011
Assets
Cash and cash equivalents	$337	$356
Investment in Bank	19,575	19,339
Loans receivable	641	735
ESOP loan receivable	1,530	1,549
Other assets	244	270

Total assets	$22,327	$22,249

Liabilities and stockholders' equity
Other liabilities	$369	$34
Stockholders' equity	21,958	22,215

Total liabilities and stockholders' equity	$22,327	$22,249

Condensed Statement of Operations

	Years Ended September 30,
	2012	2011
Interest income	$132	$194
Equity in (loss) income of Bank	(146)	323
Provision for loan losses	91	—
Other non-interest expenses	658	349

Income (loss) before income tax (benefit)	(763)	168
Income tax (benefit)	(124)	(61)

Net income (loss)	$(639)	$229

Condensed Statements of Cash Flows

	Years Ended September 30,
	2012	2011
Cash flows from operating activities:
Net income (loss)	$(639)	$229
Equity in (income) loss of Bank	146	(323)
Provision for loan losses	91	—
(Increase) decrease in other assets	26	26
Increase (decrease) in other liabilities	335	(2)

Net cash used by operating activities	(41)	(70)

Cash flows from investing activities:
Net decrease in loan receivable	3	327
Decrease in ESOP loan receivable	19	18

Net cash provided by investing activities	22	345

Net increase (decrease) in cash and cash equivalents	(19)	275
Cash and cash equivalents—beginning of period	356	81

Cash and cash equivalents—end of period	$337	$356